OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

APF II RESI O4B-24A, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2025 to September 30, 2025.

Date of Report (Date of filing) November 13, 2025

Commission File Number of securitizer: 025-07405

Central Index Key Number of securitizer: 0002041716

Thomas C. Griffin III, (212) 710-2184

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

99.1	Table for Form ABS-15G (Repurchase reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APF II RESI O4B-24A, LLC
By: Ares Alternative Credit Management LLC, its manager

Date: November 13, 2025	By:	/s/
Name:
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1       Table for Form ABS-15G (Repurchase reporting)